Distribution Date:	04/17/25	Benchmark 2023-V2 Mortgage Trust
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2023-V2

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Citigroup Commercial Mortgage Securities Inc.

Certificate Factor Detail	3		Raul D. Orozco	raul.d.orozco@citi.com

Certificate Interest Reconciliation Detail	4		388 Greenwich Street Trading | New York, NY 10013 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6			trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
Mortgage Loan Detail (Part 2)	15-16			AskMidland@midlandls.com
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17
		Special Servicer	3650 REIT Loan Servicing LLC
Historical Detail	18
			Attention: General Counsel	compliance@3650REIT.com
Delinquency Loan Detail	19		2977 McFarlane Road, Suite 300 | Miami, FL 33133 | United States
Collateral Stratification and Historical Detail	20	Trustee	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;

Specially Serviced Loan Detail - Part 2	22			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Operating Advisor & Asset	BellOak, LLC
Historical Liquidated Loan Detail	24	Representations Reviewer

Historical Bond / Collateral Loss Reconciliation Detail	25		Attention: Reporting	Reporting@belloakadvisors.com
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Interest Shortfall Detail - Collateral Level	26

Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163TAA0	5.850100%	4,750,000.00	2,413,744.32	98,450.63	11,767.20	0.00	0.00	110,217.83	2,315,293.69	30.09%	30.00%
A-2	08163TAB8	5.357600%	200,000,000.00	200,000,000.00	0.00	892,933.33	0.00	0.00	892,933.33	200,000,000.00	30.09%	30.00%
A-3	08163TAC6	5.811800%	397,022,000.00	397,022,000.00	0.00	1,922,843.72	0.00	0.00	1,922,843.72	397,022,000.00	30.09%	30.00%
A-S	08163TAD4	6.537400%	90,265,000.00	90,265,000.00	0.00	491,748.68	0.00	0.00	491,748.68	90,265,000.00	19.56%	19.50%
B	08163TAE2	6.994994%	42,984,000.00	42,984,000.00	0.00	250,560.70	0.00	0.00	250,560.70	42,984,000.00	14.54%	14.50%
C	08163TAF9	6.994994%	32,238,000.00	32,238,000.00	0.00	187,920.52	0.00	0.00	187,920.52	32,238,000.00	10.78%	10.75%
D	08163TAR3	4.000000%	19,343,000.00	19,343,000.00	0.00	64,476.67	0.00	0.00	64,476.67	19,343,000.00	8.52%	8.50%
E-RR	08163TAJ1	6.994994%	8,596,000.00	8,596,000.00	0.00	50,107.48	0.00	0.00	50,107.48	8,596,000.00	7.52%	7.50%
F-RR	08163TAL6	6.994994%	18,268,000.00	18,268,000.00	0.00	106,487.13	0.00	0.00	106,487.13	18,268,000.00	5.39%	5.38%
G-RR	08163TAN2	6.994994%	12,895,000.00	12,895,000.00	0.00	75,167.04	0.00	0.00	75,167.04	12,895,000.00	3.89%	3.88%
J-RR	08163TAQ5	6.994994%	33,313,341.00	33,313,341.00	0.00	190,684.86	0.00	0.00	190,684.86	33,313,341.00	0.00%	0.00%
R	08163TAX0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			859,674,341.00	857,338,085.32	98,450.63	4,244,697.33	0.00	0.00	4,343,147.96	857,239,634.69

X-A	08163TAG7	1.219806%	692,037,000.00	689,700,744.32	0.00	701,084.42	0.00	0.00	701,084.42	689,602,293.69
X-D	08163TAV4	2.994994%	19,343,000.00	19,343,000.00	0.00	48,276.81	0.00	0.00	48,276.81	19,343,000.00
Notional SubTotal			711,380,000.00	709,043,744.32	0.00	749,361.23	0.00	0.00	749,361.23	708,945,293.69

Deal Distribution Total					98,450.63	4,994,058.56	0.00	0.00	5,092,509.19

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163TAA0	508.15669895	20.72644842	2.47730526	0.00000000	0.00000000	0.00000000	0.00000000	23.20375368	487.43025053
A-2	08163TAB8	1,000.00000000	0.00000000	4.46466665	0.00000000	0.00000000	0.00000000	0.00000000	4.46466665	1,000.00000000
A-3	08163TAC6	1,000.00000000	0.00000000	4.84316668	0.00000000	0.00000000	0.00000000	0.00000000	4.84316668	1,000.00000000
A-S	08163TAD4	1,000.00000000	0.00000000	5.44783338	0.00000000	0.00000000	0.00000000	0.00000000	5.44783338	1,000.00000000
B	08163TAE2	1,000.00000000	0.00000000	5.82916201	0.00000000	0.00000000	0.00000000	0.00000000	5.82916201	1,000.00000000
C	08163TAF9	1,000.00000000	0.00000000	5.82916186	0.00000000	0.00000000	0.00000000	0.00000000	5.82916186	1,000.00000000
D	08163TAR3	1,000.00000000	0.00000000	3.33333351	0.00000000	0.00000000	0.00000000	0.00000000	3.33333351	1,000.00000000
E-RR	08163TAJ1	1,000.00000000	0.00000000	5.82916240	0.00000000	0.00000000	0.00000000	0.00000000	5.82916240	1,000.00000000
F-RR	08163TAL6	1,000.00000000	0.00000000	5.82916192	0.00000000	0.00000000	0.00000000	0.00000000	5.82916192	1,000.00000000
G-RR	08163TAN2	1,000.00000000	0.00000000	5.82916169	0.00000000	0.00000000	0.00000000	0.00000000	5.82916169	1,000.00000000
J-RR	08163TAQ5	1,000.00000000	0.00000000	5.72397887	0.10518309	0.48685180	0.00000000	0.00000000	5.72397887	1,000.00000000
R	08163TAX0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163TAG7	996.62408848	0.00000000	1.01307361	0.00000000	0.00000000	0.00000000	0.00000000	1.01307361	996.48182639
X-D	08163TAV4	1,000.00000000	0.00000000	2.49582847	0.00000000	0.00000000	0.00000000	0.00000000	2.49582847	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	03/01/25 - 03/30/25	30	0.00	11,767.20	0.00	11,767.20	0.00	0.00	0.00	11,767.20	0.00
A-2	03/01/25 - 03/30/25	30	0.00	892,933.33	0.00	892,933.33	0.00	0.00	0.00	892,933.33	0.00
A-3	03/01/25 - 03/30/25	30	0.00	1,922,843.72	0.00	1,922,843.72	0.00	0.00	0.00	1,922,843.72	0.00
X-A	03/01/25 - 03/30/25	30	0.00	701,084.42	0.00	701,084.42	0.00	0.00	0.00	701,084.42	0.00
A-S	03/01/25 - 03/30/25	30	0.00	491,748.68	0.00	491,748.68	0.00	0.00	0.00	491,748.68	0.00
B	03/01/25 - 03/30/25	30	0.00	250,560.70	0.00	250,560.70	0.00	0.00	0.00	250,560.70	0.00
C	03/01/25 - 03/30/25	30	0.00	187,920.52	0.00	187,920.52	0.00	0.00	0.00	187,920.52	0.00
X-D	03/01/25 - 03/30/25	30	0.00	48,276.81	0.00	48,276.81	0.00	0.00	0.00	48,276.81	0.00
D	03/01/25 - 03/30/25	30	0.00	64,476.67	0.00	64,476.67	0.00	0.00	0.00	64,476.67	0.00
E-RR	03/01/25 - 03/30/25	30	0.00	50,107.48	0.00	50,107.48	0.00	0.00	0.00	50,107.48	0.00
F-RR	03/01/25 - 03/30/25	30	0.00	106,487.13	0.00	106,487.13	0.00	0.00	0.00	106,487.13	0.00
G-RR	03/01/25 - 03/30/25	30	0.00	75,167.04	0.00	75,167.04	0.00	0.00	0.00	75,167.04	0.00
J-RR	03/01/25 - 03/30/25	30	12,640.97	194,188.86	0.00	194,188.86	3,504.00	0.00	0.00	190,684.86	16,218.66
Totals			12,640.97	4,997,562.56	0.00	4,997,562.56	3,504.00	0.00	0.00	4,994,058.56	16,218.66

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	5,092,509.19
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,022,883.57	Master Servicing Fee	15,812.19
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,855.12
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	369.13
ARD Interest	0.00	Operating Advisor Fee	1,284.58
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,022,883.57	Total Fees	25,321.02

Principal		Expenses/Reimbursements
Scheduled Principal	98,450.63	Reimbursement for Interest on Advances	4.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	98,450.63	Total Expenses/Reimbursements	3,504.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,994,058.56
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	98,450.63
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,092,509.19
Total Funds Collected	5,121,334.20	Total Funds Distributed	5,121,334.21

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	857,338,085.37	857,338,085.37	Beginning Certificate Balance	857,338,085.32
(-) Scheduled Principal Collections	98,450.63	98,450.63	(-) Principal Distributions	98,450.63
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	857,239,634.74	857,239,634.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	857,338,085.37	857,338,085.37	Ending Certificate Balance	857,239,634.69
Ending Actual Collateral Balance	857,239,634.74	857,239,634.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.05)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.05)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.99%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	7	42,243,099.63	4.93%	34	6.6970	2.044522	1.49 or less	9	342,778,335.98	39.99%	37	7.0834	1.275566
$10,000,000 to $19,999,999	12	145,116,970.28	16.93%	35	6.3282	1.731114	1.5000000 to 1.999999	19	403,894,328.48	47.12%	37	6.9202	1.683610
$20,000,000 to $29,999,999	6	131,407,464.64	15.33%	36	6.7570	1.720513	2.0000000 to 2.499999	6	86,591,000.00	10.10%	34	5.6217	2.190900
$30,000,000 to $39,999,999	7	251,391,300.00	29.33%	36	6.9311	1.671036	2.5000000 or greater	3	23,975,970.28	2.80%	28	5.1110	3.008586
$40,000,000 to $49,999,999	1	40,000,000.00	4.67%	37	7.6300	1.680000	Totals	37	857,239,634.74	100.00%	36	6.8037	1.608748
$50,000,000 or greater	4	247,080,800.19	28.82%	37	6.8626	1.328027
Totals	37	857,239,634.74	100.00%	36	6.8037	1.608748
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	2	57,350,000.00	6.69%	35	5.4604	1.833165
							Industrial	15	123,255,243.44	14.38%	37	7.0746	1.627962
California	3	107,324,639.39	12.52%	36	7.2325	1.383073
							Lodging	4	75,931,620.83	8.86%	37	7.8929	1.632411
Georgia	3	80,743,099.63	9.42%	37	7.8573	1.503434
							Mixed Use	3	134,080,800.19	15.64%	37	7.0216	1.304511
Illinois	2	18,741,000.00	2.19%	36	6.8803	2.375284
							Multi-Family	31	134,200,000.01	15.65%	37	7.1106	1.422765
Kentucky	2	27,061,000.00	3.16%	37	6.6850	1.930000
							Office	6	166,725,000.00	19.45%	37	5.9363	1.740363
Massachusetts	2	48,400,000.00	5.65%	37	7.8529	1.506302
							Other	1	10,700,000.00	1.25%	37	7.3700	1.000000
Michigan	1	19,125,000.00	2.23%	37	7.3500	1.360000
							Retail	6	212,346,970.28	24.77%	34	6.5778	1.826113
Minnesota	1	6,000,300.00	0.70%	37	6.6850	1.930000
							Totals	66	857,239,634.74	100.00%	36	6.8037	1.608748
Nevada	2	33,964,491.48	3.96%	31	6.4868	2.313989

New Jersey	2	98,000,000.00	11.43%	36	6.1700	1.727551

New York	30	137,250,000.01	16.01%	35	6.1916	1.607978

North Carolina	1	2,297,023.78	0.27%	36	6.8100	1.690000

Ohio	7	58,760,017.91	6.85%	37	7.3235	1.376202

South Carolina	2	24,822,031.60	2.90%	38	4.5966	1.665224

Texas	4	125,950,000.00	14.69%	37	7.4230	1.399127

Utah	1	3,451,030.95	0.40%	36	6.8100	1.690000

Washington	1	8,000,000.00	0.93%	35	5.5850	2.520000

Totals	66	857,239,634.74	100.00%	36	6.8037	1.608748

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.4999% or less	4	54,325,970.28	6.34%	33	4.1495	2.212584	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% to 5.9999%	7	123,000,000.00	14.35%	35	5.8474	1.933008	13 months or greater	37	857,239,634.74	100.00%	36	6.8037	1.608748
	6.0000% to 6.9999%	9	248,751,243.44	29.02%	36	6.4418	1.571472	Totals	37	857,239,634.74	100.00%	36	6.8037	1.608748
	7.0000% to 7.4999%	6	176,150,000.00	20.55%	37	7.3380	1.333551
	7.5000 or greater	11	255,012,421.02	29.75%	37	7.8142	1.550166
	Totals	37	857,239,634.74	100.00%	36	6.8037	1.608748
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	55 months or less	37	857,239,634.74	100.00%	36	6.8037	1.608748	Interest Only	31	723,882,300.00	84.44%	36	6.7086	1.599246
56 months to 59 months		0	0.00	0.00%	0	0.0000	0.000000	358 or less	6	133,357,334.74	15.56%	35	7.3197	1.660327
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	857,239,634.74	100.00%	36	6.8037	1.608748	Totals	37	857,239,634.74	100.00%	36	6.8037	1.608748
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	37	857,239,634.74	100.00%	36	6.8037	1.608748			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	857,239,634.74	100.00%	36	6.8037	1.608748
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1-A-1	30509742	Various Various		Various	Actual/360	7.350%	246,837.50	0.00	0.00	N/A	05/01/28	--	39,000,000.00	39,000,000.00	04/01/25
1A2-A	30509744				Actual/360	7.350%	227,850.00	0.00	0.00	N/A	05/01/28	--	36,000,000.00	36,000,000.00	04/01/25
2A1	30509740	MF	Austin	TX	Actual/360	7.370%	475,979.17	0.00	0.00	N/A	05/06/28	--	75,000,000.00	75,000,000.00	02/06/25
3A1	30509720	RT	Atlanta	GA	Actual/360	7.870%	135,538.89	0.00	0.00	N/A	05/01/28	--	20,000,000.00	20,000,000.00	04/01/25
3A2	30509721				Actual/360	7.870%	135,538.89	0.00	0.00	N/A	05/01/28	--	20,000,000.00	20,000,000.00	04/01/25
3A8	30509727				Actual/360	7.870%	101,654.17	0.00	0.00	N/A	05/01/28	--	15,000,000.00	15,000,000.00	04/01/25
3A10	30509729				Actual/360	7.870%	67,769.44	0.00	0.00	N/A	05/01/28	--	10,000,000.00	10,000,000.00	04/01/25
4A1	30509703	OF	Jersey City	NJ	Actual/360	5.840%	251,444.44	0.00	0.00	N/A	04/06/28	--	50,000,000.00	50,000,000.00	04/06/25
4A7	30509709				Actual/360	5.840%	75,433.33	0.00	0.00	N/A	04/06/28	--	15,000,000.00	15,000,000.00	04/06/25
5	30509739	MU	Los Angeles	CA	Actual/360	7.830%	418,795.85	36,009.82	0.00	N/A	05/06/28	--	62,116,810.01	62,080,800.19	04/06/25
6	30530265	MU	New York	NY	Actual/360	6.080%	314,133.33	0.00	0.00	N/A	05/06/28	--	60,000,000.00	60,000,000.00	04/06/25
7A1	30530227	RT	Valley Stream	NY	Actual/360	5.899%	182,869.00	0.00	0.00	N/A	01/06/28	--	36,000,000.00	36,000,000.00	04/06/25
7A4-1	30530230				Actual/360	5.899%	33,018.01	0.00	0.00	N/A	01/06/28	--	6,500,000.00	6,500,000.00	04/06/25
7A13-2	30509687				Actual/360	5.899%	25,398.47	0.00	0.00	N/A	01/06/28	--	5,000,000.00	5,000,000.00	04/06/25
7A15-2	30509691				Actual/360	5.899%	12,699.24	0.00	0.00	N/A	01/06/28	--	2,500,000.00	2,500,000.00	04/06/25
8A5	30321670	OF	Houston	TX	Actual/360	7.630%	262,811.11	0.00	0.00	N/A	05/06/28	--	40,000,000.00	40,000,000.00	04/06/25
9	30509751	LO	Charlestown	MA	Actual/360	7.990%	259,386.47	0.00	0.00	N/A	05/06/28	--	37,700,000.00	37,700,000.00	04/06/25
10	30509635	RT	Encino	CA	Actual/360	6.320%	199,348.60	0.00	0.00	N/A	03/05/28	--	36,630,000.00	36,630,000.00	04/05/25
11A1-C4	30321671	RT	Scottsdale	AZ	Actual/360	6.214%	53,511.60	0.00	0.00	N/A	03/06/28	--	10,000,000.00	10,000,000.00	04/06/25
11A2-C2-1	30321672				Actual/360	6.214%	133,778.99	0.00	0.00	N/A	03/06/28	--	25,000,000.00	25,000,000.00	04/06/25
12	30509713	IN	Various	Various	Actual/360	6.685%	190,318.29	0.00	0.00	N/A	05/05/28	--	33,061,300.00	33,061,300.00	03/05/25
13	30509628	MF	Atlantic City	NJ	Actual/360	6.820%	193,801.67	0.00	0.00	N/A	04/05/28	--	33,000,000.00	33,000,000.00	04/05/25
14	30509718	LO	Las Vegas	NV	Actual/360	7.792%	150,947.75	9,520.47	0.00	N/A	05/06/28	--	22,498,041.67	22,488,521.20	04/06/25
15A3	30508056	OF	Phoenix	AZ	Actual/360	4.280%	82,372.17	0.00	0.00	N/A	04/05/28	--	22,350,000.00	22,350,000.00	04/05/25
16A4-2	30321673	IN	Various	Various	Actual/360	6.810%	126,583.49	16,986.63	0.00	N/A	04/06/28	--	21,585,930.07	21,568,943.44	04/06/25
17A2	30508054	OF	Greenville	SC	Actual/360	4.130%	35,563.89	0.00	0.00	N/A	06/05/28	--	10,000,000.00	10,000,000.00	04/05/25
17A3	30509475				Actual/360	4.130%	37,342.08	0.00	0.00	N/A	06/05/28	--	10,500,000.00	10,500,000.00	04/05/25
18	30509665	LO	Locust Grove	GA	Actual/360	7.805%	54,590.18	4,827.69	0.00	N/A	03/06/28	--	8,122,363.48	8,117,535.79	04/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
19	30509664	LO	Jackson	GA	Actual/360	7.805%	51,281.68	4,535.11	0.00	N/A	03/06/28	--	7,630,098.95	7,625,563.84	04/06/25
20	30509717	MF	Brooklyn	NY	Actual/360	6.521%	85,639.98	0.00	0.00	N/A	04/06/28	--	15,250,000.00	15,250,000.00	04/06/25
21	30509669	RT	Chicago	IL	Actual/360	6.754%	82,824.86	0.00	0.00	N/A	04/06/28	--	14,241,000.00	14,241,000.00	04/06/25
22A4-B	30321476	RT	Reno	NV	Actual/360	3.930%	38,926.52	26,570.91	0.00	N/A	12/01/26	--	11,502,541.19	11,475,970.28	04/01/25
23	30509690	MU	Brooklyn	NY	Actual/360	7.550%	78,016.67	0.00	0.00	N/A	04/06/28	--	12,000,000.00	12,000,000.00	04/06/25
24	30509741	MF	Odessa	TX	Actual/360	7.030%	66,287.04	0.00	0.00	N/A	05/06/28	--	10,950,000.00	10,950,000.00	04/06/25
25	30509750	98	Charlestown	MA	Actual/360	7.370%	67,906.36	0.00	0.00	N/A	05/06/28	--	10,700,000.00	10,700,000.00	04/06/25
26A4-2	30509692	OF	Seattle	WA	Actual/360	5.585%	38,474.44	0.00	0.00	N/A	03/09/28	--	8,000,000.00	8,000,000.00	04/09/25
27	30509682	IN	Chicago Heights	IL	Actual/360	7.280%	28,210.00	0.00	0.00	N/A	04/06/28	--	4,500,000.00	4,500,000.00	11/06/24
Totals							5,022,883.57	98,450.63	0.00				857,338,085.37	857,239,634.74
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1-A-1	17,694,237.35	18,805,962.70	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2-A	17,694,237.35	18,805,962.70	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	10,475,652.08	10,249,902.62	01/01/24	06/30/24	--	0.00	0.00	474,960.04	905,588.55	0.00	0.00
3A1	20,147,889.36	22,957,821.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	20,147,889.36	22,957,821.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A8	20,147,889.36	22,957,821.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A10	20,147,889.36	22,957,821.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	22,674,369.45	23,607,527.75	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A7	22,674,369.45	23,607,527.75	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	7,227,643.00	7,499,294.05	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,190,200.44	4,383,796.09	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	49,131,091.00	50,783,662.29	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4-1	49,131,091.00	50,783,662.29	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A13-2	49,131,091.00	50,783,662.29	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A15-2	49,131,091.00	50,783,662.29	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8A5	27,520,896.00	23,689,328.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,821,854.52	5,591,433.84	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,406,893.60	3,279,647.79	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1-C4	79,287,434.75	74,450,806.52	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2-C2-1	79,287,434.75	74,450,806.52	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,186,791.51	4,434,507.74	01/01/24	09/30/24	--	0.00	0.00	188,845.85	188,845.85	0.00	0.00
13	4,213,157.32	4,399,874.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,920,564.60	3,757,463.99	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15A3	7,505,413.53	6,717,996.58	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16A4-2	0.00	22,156,842.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17A2	5,742,096.89	4,968,425.89	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17A3	5,742,096.89	4,968,425.89	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	968,730.50	968,924.94	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
19	1,150,348.64	1,187,586.11	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,303,283.49	1,308,555.99	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,356,303.78	2,152,932.97	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22A4-B	15,397,801.04	15,222,173.30	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,831,295.76	1,629,350.76	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,126,489.85	1,300,551.62	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	800,000.00	800,000.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26A4-2	28,024,200.57	24,962,225.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	475,190.69	1,124,351.62	01/01/24	09/30/24	--	0.00	0.00	28,148.85	137,362.80	86,711.41	0.00
Totals	660,814,909.24	685,448,118.72				0.00	0.00	691,954.75	1,231,797.20	86,711.41	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	1	75,000,000.00	0	0.00	1	4,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803671%	6.769373%	36
03/17/25	0	0.00	0	0.00	1	4,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803647%	6.769349%	37
02/18/25	0	0.00	1	4,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803690%	6.769394%	38
01/17/25	1	4,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803665%	6.769370%	39
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803640%	6.769345%	40
11/18/24	1	4,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803637%	6.769344%	41
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803612%	6.769319%	42
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	20,500,000.00	0	0.00	0	0.00	6.803609%	6.769317%	43
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803583%	6.769291%	44
07/17/24	1	15,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803557%	6.769266%	45
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803553%	6.769263%	46
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.803527%	6.769238%	47
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A1	30509740	02/06/25	1	1	474,960.04	905,588.55	0.00	75,000,000.00
12	30509713	03/05/25	0	B	188,845.85	188,845.85	0.00	33,061,300.00
27	30509682	11/06/24	4	6	28,148.85	137,362.80	87,711.41	4,500,000.00	02/13/25	98
Totals					691,954.75	1,231,797.20	87,711.41	112,561,300.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		11,475,970	11,475,970	0		0
25 - 36 Months		333,283,043	328,783,043	4,500,000		0
37 - 48 Months		512,480,621	437,480,621	75,000,000		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	857,239,635	777,739,635	75,000,000	0	4,500,000	0
Mar-25	857,338,085	852,838,085	0	0	4,500,000	0
Feb-25	857,518,692	853,018,692	0	4,500,000	0	0
Jan-25	857,615,476	853,115,476	4,500,000	0	0	0
Dec-24	857,711,708	857,711,708	0	0	0	0
Nov-24	857,835,022	853,335,022	4,500,000	0	0	0
Oct-24	857,929,976	857,929,976	0	0	0	0
Sep-24	858,052,062	858,052,062	0	0	0	0
Aug-24	858,145,755	858,145,755	0	0	0	0
Jul-24	858,238,914	842,988,914	15,250,000	0	0	0
Jun-24	858,359,272	858,359,272	0	0	0	0
May-24	858,451,192	858,451,192	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
27	30509682	4,500,000.00	4,500,000.00	8,100,000.00	02/20/23	972,737.62	2.93000	09/30/24	04/06/28	I/O
Totals		4,500,000.00	4,500,000.00	8,100,000.00		972,737.62

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
27	30509682	IN	IL	02/13/25	98

4/11/2025 - The loan transferred to Special Servicing due to payment default. The Special Servicer is in active discussions with the borrower while evaluating all potential resolutions to maximize recovery to the trust.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17A2	30508054	0.00	4.13000%	0.00	4.13000%	8	07/30/24	07/30/24	08/23/24
17A3	30509475	0.00	4.13000%	0.00	4.13000%	8	07/30/24	07/30/24	08/23/24
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.00	0.00	0.00	0.00
17A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17A3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	4.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,504.00

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Supplemental Notes
None

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